MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2021
MINERAL PROPERTIES
Mineral Properties

15. MINERAL PROPERTIES

	Pulacayo	Gibellini*	Sunawayo	Triunfo	Minago*	Total
Balance, December 31, 2018	$-	$3,643,720	$-	$-	$-	$3,643,720
Additions:
Acquisition cost	$-	$-	$-	$-	$-	$-
Deferred exploration costs:
Licenses, tax, and permits	6,239	286,158	-	-	-	292,397
Geological and consulting	964,716	3,200,773	-	-	-	4,165,489
Personnel, camp and general	503,071	1,470,007	-	-	-	1,973,078
	1,474,026	4,956,938	-	-	-	6,430,965
Impairment Recovery	13,708,200	-	-	-	-	13,708,200
Balance, December 31, 2019	$15,182,226	$8,600,658	$-	$-	$-	$23,782,885
Additions:
Acquisition cost	$-	$2,253,566	$396,936	$135,676	$-	$2,786,178
Deferred exploration costs:
Licenses, tax, and permits	5,733	348,165	-	-	-	353,898
Geological and consulting	1,767,089	897,085	116,152	327,989	-	3,108,315
Personnel, camp and general	584,712	1,190,607	-	-	-	1,775,320
	2,357,534	2,435,857	116,152	327,989	-	5,237,531
Balance, December 31, 2020	$17,539,760	$13,290,081	$513,088	$463,665	$-	$31,806,594
Additions:
Acquisition cost	$-	$-	$-	$-	$16,011,151	$16,011,151
Deferred exploration costs:
Licenses, tax, and permits	5,200	390,098	-	-	54,276	449,574
Geological and consulting	2,532,970	1,547,810	765,728	209,260	334,648	5,390,416
Personnel, camp and general	384,021	789,578	-	-	52,580	1,226,179
	2,922,191	2,727,486	765,728	209,260	441,504	7,066,169
Balance, December 31, 2021	20,461,952	16,017,567	1,278,816	672,925	16,452,655	54,883,914
Impairment	-	-	(1,278,816)	-	-	(1,278,816)
Transfer to held for sale, Note 7	-	(16,017,567)	-	-	(16,452,655)	(32,470,222)
Balance, December 31, 2021	$20,461,951	$-	$-	$672,925	$-	$21,134,876

*Mineral properties held for sale.

Pulacayo Project, Bolivia

The Company holds an interest in the Pulacayo Paca silver-lead-zinc project in Bolivia (the “Pulacayo Project”).

The Pulacayo Project mining rights are recognized by two legally independent contractual arrangements, one covering all, except the Apuradita deposit, from a mining production contract (the “Pulacayo MPC”) between the Company and the Corporación Minera de Bolivia (“COMIBOL”), a Bolivian state mining company, and the original holder of the rights, executed on October 3, 2019. The Pulacayo MPC grants the Company the 100% exclusive right to develop and mine at the Pulacayo and Paca concessions for up to 30 years against certain royalty payments. In connection with the Apuradita deposit, its rights are covered by a second contractual arrangement, with the Bolivian Jurisdictional Mining Authority, acting for the Government of Bolivia, which is in process of formalization, as a mean of recognition of the acquired rights to what was originally the mining concession. Until such time as the contract is formalized, all mining rights, as recognized in the Bolivian Mining Law 535, can be exercised by the holder of the ex-concession.

Pursuant to the Pulacayo MPC, ASC Bolivia LDC Sucursal Bolivia (“ASC”), a subsidiary of the Company, has committed to pay monthly rent of US$1,000 to COMIBOL and US$1,500 monthly rent to the Pulacayo Ltda. Mining Cooperative until the Pulacayo Project starts commercial production.

During the year ended December 31, 2019, the Company assessed whether there was any indication that the previously recognized impairment loss in connection with the Pulacayo Paca property may no longer exist or may have decreased. The Company noted the following indications that the impairment may no longer exist:

•	the Company signed a mining production contract granting the Company the 100% exclusive right to develop and mine at the Pulacayo Paca property;
•	the Company renewed its exploration focus to develop the Pulacayo Paca property in the current year;
•	the Company re-initiated active exploration and drilling program on the property;
•	the Company completed a positive final settlement of Bolivian tax dispute.

As the Company identified indications that the impairment may no longer exist, the Company completed an assessment to determine the recoverable amount of the Pulacayo Paca property. In order to estimate the fair-value of the property the Company engaged a third-party valuation consultant and also utilized level 3 inputs on the fair value hierarchy to estimate the recoverable amount based on the property’s fair value less costs of disposal determined with reference to dollars per unit of metal in-situ. With reference to metal in-situ, the Company applied US$0.79 per ounce of silver resource to its 36.8 million ounces of silver resources and US$0.0136 per pound of zinc or lead in resource to its 303 million pounds of zinc and lead.

The Company also considered data derived from properties similar to the Pulacayo Paca Property. The data consisted of property transactions and market valuations of companies holding comparable properties, adjusted to reflect the possible impact of factors such as location, political jurisdiction, commodity, geology, mineralization, stage of exploration, resources, infrastructure and property size.

As the recoverable amount estimated with respect to the above was $31.4 million an impairment recovery of $13,708,200 was recorded during the year ended December 31, 2019.

Gibellini Project, Nevada, United States

The Gibellini Project consists of a total of 587 unpatented lode mining claims that includes: the Gibellini group of 40 claims, the VC Exploration group of 105 claims, the Bisoni group of 201 claims and the Company group of 241 claims. All the claims are located in Eureka County, Nevada, USA.

 Gibellini Group

The Gibellini group of claims were acquired on June 22, 2017, through leasehold assignments from the claimant and then-holder of the Gibellini mineral claims (the “Gibellini Lessor”). Under the Gibellini mineral lease agreement (the “Gibellini MLA”), the Company leased this core group of claims, which originally constituted the entire Gibellini Project, by, among other things, agreeing to pay to the Gibellini Lessor annual advance royalty payments. These payments are tied, based on an agreed formula not to exceed US$120,000 per year, to the average vanadium pentoxide price of the prior year (each an “Advance Royalty Payment”). Upon commencement of production, the obligation to make Advance Royalty Payments will cease and the Company will instead maintain its acquisition through lease of the Gibellini group of claims by paying to the Gibellini Lessor, a 2.5% net smelter return royalty (the “Gibellini NSR Payments”) until a total of US$3 million is paid. Thereafter, the Gibellini NSR will be reduced to 2% over the remaining life of the mine (and referred to thereafter, as “Production Royalty Payments”). Upon commencement of production, any Advance Royalty Payments that have been made will be deducted as credits against the Gibellini NSR Payments or Production Royalty Payments, as applicable. The lease is for a term of 10 years, expiring on June 22, 2027, which can be extended for an additional 10 years, at the Company’s option.

On April 19, 2018, the Gibellini MLA was amended to grant the Company the option, at any time during the term of the Gibellini MLA, which ends on June 22, 2027, to require the Gibellini Lessor to transfer their title over all of the leased mining claims (excluding four claims which will be retained by the Gibellini Lessor) (the “Transferred Claims”) to the Company in exchange for US$1,000,000, which will be deemed an Advance Royalty Payment (the “Transfer Payment”). A credit of US$99,027 in favour of the Company towards the Transfer Payment was paid upon the execution of the amendment, with a remaining balance of US$900,973 on the Transfer Payment due and payable by the Company to the Gibellini Lessor upon completion of transfer of the Transferred Claims from the Gibellini Lessor to the Company. The Advance Royalty Payment obligation and Production Royalty Payments will not be affected, reduced or relieved by the transfer of title.

On June 22, 2021, the Company paid US$50,000 (2020 – US$50,000, 2019 – US$120,000) of the Advance Royalty Payment to the Gibellini Lessor.

During the year ended December 31, 2020, the Company expanded the land position at the Gibellini Project, by staking a total of 46 new claims immediately adjacent to the Gibellini Project.

The Bisoni Group

On September 18, 2020, the Company completed the acquisition of the Bisoni vanadium property situated immediately southwest of the Gibellini Project pursuant to an asset purchase agreement (the ”Bisoni APA”) dated August 18, 2020, with Cellcube Energy Storage Systems Inc. (“Cellcube”). The Bisoni property comprised of 201 lode mining claims. As consideration for the acquisition of the Bisoni property under the Bisoni APA, the Company issued 4 million Common Shares (the “Bisoni APA Shares”) and paid $200,000 cash to Cellcube. Additionally, subject to TSX approval, if, on or before December 31, 2023, the price of European vanadium pentoxide on the Metal Bulletin (or an equivalent publication) exceeds US$12 a pound for 30 consecutive days, the Company will issue to Cellcube additional Common Shares with a value of $500,000 calculated based upon the 5-day volume weighted average price of the Common Shares immediately following the satisfaction of the vanadium pentoxide pricing condition.

 VC Exploration Group

The Company entered into a lease agreement to acquire 10 unpatented lode claims totaling approximately 207 gross acres (the “Former Louie Hill Claims”) from their holders (the “Former Louie Hill Lessors”) on July 10, 2017 (the “Louie Hill MLA”). The Former Louie Hill Claims were located approximately 1600 feet south of the Gibellini group of claims. The Former Louie Hill Claims were subsequently abandoned by the Former Louie Hill Lessors, and on March 11 and 12, 2018, the Company staked the area within and under 17 newclaims totaling approximately 340 gross acres, which now collectively comprise the expanded Louie Hill group of claims (the “Current Louie Hill Claims”).

On October 22, 2018, the Company entered into a royalty agreement (the “Royalty Agreement”) with the Former Louie Hill Lessors that replaced, on substantially similar terms, the Louie Hill MLA. The Royalty Agreement provides for the Company to pay the following royalties to the Former Louie Hill Lessors as an advance royalty: (i) US$75,000 upon the Company achieving Commercial Production (as defined in the Royalty Agreement) at the Gibellini Project; (ii) US$50,000 upon the Company selling, conveying, transferring or assigning all or any portion of certain claims defined in the Royalty Agreement to any third party and (iii) annually upon the anniversary date of July 10, 2018, and the anniversary date of each year thereafter during the term of the Royalty Agreement: (a) if the average vanadium pentoxide price per pound as quoted on www.metalbulletin.com (the “Metal Bulletin”) or another reliable and reputable industry source as agreed by the parties, remains below US$7.00/lb during the preceding 12 months, US$12,500; or (b) if the average vanadium pentoxide price per pound as quoted on Metal Bulletin or another reliable and reputable industry source as agreed by the parties, remains equal to or above US$7.00/lb during the preceding 12 months, US$2,000 x average vanadium pentoxide price per pound up to a maximum annual advance royalty payment of US$28,000.

Further, the Company will pay to the Former Louie Hill Lessors a 2.5% net smelter return royalty (the “Louie Hill NSR”) payable on vanadium pentoxide produced from the area of the Former Louie Hill Claims contained within the Current Louie Hill Claims. The Company may purchase three-fifths of the Louie Hill NSR at any time for US$1,000,000, leaving the total Louie Hill NSR payable by the Company at 1.0% for the remaining life of the mine. Any Louie Hill Advance Royalty Payments that have been made at the time of Commercial Production will be deducted as credits against future payments under the Louie Hill NSR. The payments under the Royalty Agreement will continue for an indefinite period and will be payable as long as the Company, its subsidiaries, or any of their permitted successors or assigns holds a valid and enforceable mining concession over the area.

On July 7, 2021, the Company paid US$12,500 (2020 – US$12,500, 2019 - $28,000) comprising the Louie Hill Advance Royalty Payment to the Former Louie Hill Lessors.

The Company Group

During 2017 and 2018, the Company expanded the land position at the Gibellini Project, by staking a total of 209 new claims immediately adjacent to the Gibellini Project covering 4091 acres.

During the year ended December 31, 2021, the Company entered into the Arrangement agreement with Nevada Vanadium Mining Corp. and transferred the property to held for sale (Note 7).

Sunawayo Project, Bolivia

On September 7, 2020, the Company announced that it had entered into a binding sales and purchase agreement (the “Sunawayo SPA”) with a private party (the “Sunawayo Vendor”) to acquire the Sunawayo silver-lead mining project (the “Sunawayo Project”). Subject to the provisions of the Sunawayo SPA, the Sunawayo Vendor agreed to irrevocably transfer the mining rights of the Sunawayo Project to the Company for consideration of US$6,500,000, which payment consists of US$300,000 paid on execution of the Sunawayo SPA, with the remaining US$6,200,000 to be paid in cash over a one-year period in twelve equal monthly installments, starting March 1, 2021

During the year ended December 31, 2021, the Company suspended the Sunawayo property installment payments pending verification of the status of Sunawayo title and environmental permit (held by the Sunawayo Vendor) with authorities. The Company has notified the Sunawayo Vendor of their breach of certain disclosure representations in the Sunawayo SPA. To date, the Company has made one payment totaling US$300,000 and has no further contractual obligations unless it wishes to pursue the SPA further to acquire Sunawayo. As such, the Company has determined there is an indicator of potential impairment of the carrying value of the Sunawayo property as the option agreement is no longer in good standing. As a result, in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources and IAS 36, Impairment of Assets, at December 31, 2021, the Company assessed the recoverable amount of the Sunawayo property exploration costs and determined that its value in use is $nil. As at December 31, 2021, the recoverable amount of $nil resulted in an impairment charge of $1,278,817 against the value of the deferred exploration costs, which was reflected on the consolidated statement of income (loss) and comprehensive income (loss).

Triunfo Project, Bolivia

On July 13, 2020, the Company announced that it had entered into an agreement (the “Triunfo Agreement”) with a private party (the “Triunfo Vendor”) for the right to conduct mining exploration activities (the “Exploration Right”) within the El Triunfo gold-silver-lead-zinc project in La Paz District, Bolivia (the “Triunfo Project”) and the right, at the Company’s election, to purchase the Triunfo Project for US$1,000,000 (the “Purchase Right”) and together with the Exploration Right, the “Triunfo Rights”). The Purchase Right can be exercised at any time after the Triunfo Vendor completes the required Bolivian administrative procedures for the Triunfo Project until July 13, 2025 or such further period as the parties may agree. To secure the Triunfo Rights, the Company paid the Triunfo Vendor US$100,000 upon execution of the Triunfo Agreement. Until the Company exercises its Purchase Right, beginning in 2021 the Company must pay the Triunfo Vendor US$50,000 on June 15 of each year to maintain the Triunfo Rights. The Company may elect to terminate the Triunfo Agreement at any time. If the Company exercises the Purchase Right, the Triunfo Vendor will maintain up to a 5% interest of the profits, net of taxes and royalties, derived from the sale of concentrate produced from the Triunfo Project (the “Residual Interest”).

On June 15, 2021, the Company paid US$50,000 to maintain their Purchase Right to the Triunfo Vendor.

If the Company exercises the Purchase Right, the Company may reduce some or all of the Residual Interest at any time by making a lump sum payment to the Triunfo Vendor at any time to reduce some or all of the Residual Interest as follows:

•	the Residual Interest may be extinguished for US$300,000;
•	the Residual Interest may be reduced by 4% for US$250,000;
•	the Residual Interest may be reduced by 3% for US$200,000;
•	the Residual Interest may be reduced by 2% for US$150,000; or
•	the Residual Interest may be reduced by 1% for US$100,000.

Minago Project, Canada

On February 10, 2021, the Company acquired the Minago Nickel Project located in Manitoba, Canada (the “Minago Project”) (the “Minago Acquisition) by way of an Asset Purchase Agreement (the ”APA”) with Victory Nickel Inc. (“Victory Nickel”).

Immediately prior to acquiring the Minago Project, the Company acquired a Secured Debt Facility (the “SDF”) owed by Victory Nickel to an arms-length third party for $8,505,749 (US$6,675,000) in cash and 300,000 of the Company’s common share purchase warrants (the “Warrants”) valued at $886,545 from an arms-length party pursuant to a Debt Purchase and Assignment Agreement (the “DPAA”) executed on January 15, 2021. The Warrants were each exercisable until February 8, 2023 at an exercise price of $4.76 (Note 20). The SDF has been restructured to bear zero percent interest and to expire on February 8, 2026, and will automatically be extended in 5-year increments. The Company will credit the remaining balance under the SDF to Victory Nickel’s benefit, upon completion of an independent economic study proving positive net present value in respect of the Minago Project during the term of the SDF. The SDF of US $6,675,000 has not been recognized as a receivable as this has been treated as a contingent asset as the timing of the receipt of these funds is not virtually certain. The Company will only recognize the asset when receipt is virtually certain. The Company agreed to reimburse up to $200,000 of financial advisory services rendered by Red Cloud Securities Inc. (“Red Cloud”).

Under the terms of the APA, the Company acquired the Minago Project for aggregate consideration of $16,011,151 (US$11,675,000), which consisted of a $8,505,749 (US$6,675,000) (“Property Payment”) credit against the SDF owed by Victory Nickel to the Company at closing, $886,545 of warrants issued with respect to the SDF, $6,231,673 (US$5,000,000) in the Company common shares (“Consideration Shares”) to be issued over a one-year period (issued), $200,000 in cash paid to Red Cloud and $187,200 in cash transaction costs.

Additionally, the Company agreed to issue to Victory Nickel $2,000,000 in Common Shares, upon the price of nickel exceeding US$10 per pound for 30 consecutive business days, at any time before December 31, 2023 – see events after the reporting date (Note 29). The Company granted Victory Nickel the right of first refusal exercisable until December 31, 2023, with respect to the exploration of the sandstone (non-nickel bearing sulphides) resources for frac sand extraction at the Minago Project.

During the year ended December 31, 2021, the Company entered into the Arrangement agreement with Flying Nickel Mining Corp. and transferred the property to held for sale (Note 7).